Tax - Disclosure of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 4,133	£ 3,888
Deferred tax liability - UK Tax Group	(2)	(3)
Net deferred tax	4,131	3,885
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,638	2,509
Deferred tax liability - UK Tax Group	(2)	(2)
UK Tax Group | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,315	2,054
US Intermediate Holding Company Tax Group ("IHC Tax Group")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,162	973
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	270	386
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 386	£ 475